SUMMARY OF RESTRICTED STOCK AWARDS (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Awards, Beginning Balance	299	529
Weighted-Average Grant Date Fair Value Per Share, Beginning Balance	$ 138.74	$ 138.74
Restricted Stock Awards, Granted	2,000	2,373
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 17.76	$ 175.32
Restricted Stock Awards, Forfeited	(13)
Weighted-Average Grant Date Fair Value Per Share, Forfeited	$ 0.08
Restricted Stock Awards, Exercised
Weighted-Average Grant Date Fair Value Per Share, Exercised
Restricted Stock Awards, Vested	(2,163)	(2,603)
Weighted-Average Grant Date Fair Value Per Share, Vested	$ 28.19	$ 167.67
Restricted Stock Awards, Ending Balance	123	299
Weighted-Average Grant Date Fair Value Per Share, Ending Balance	$ 138.74	$ 138.74